UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	3/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STOCK INDEX FUND

SEMIANNUAL REPORT • MARCH 31, 2012

Fund Type

Large Cap Stock

Objective

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the

Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Stock Index Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Stock Index Fund

Prudential Stock Index Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.78%; Class B, 3.47%; Class C, 1.40%; Class I, 0.42%; Class Z, 0.48%. Net operating expenses: Class A, 0.56%; Class B, 3.25%; Class C, 1.18%; Class I, 0.20%; Class Z, 0.26%, after contractual reduction through 1/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Ten Years
Class A	25.64%	8.04%	8.33%	42.65%
Class B	24.09	6.84	3.58	31.37
Class C	25.23	7.39	4.48	32.46
Class I	25.82	8.39	10.24	47.60
Class Z	25.83	8.36	9.92	46.53
S&P 500 Index	25.86	8.51	10.48	49.69
Lipper S&P 500 Index Objective Funds Average	25.50	7.90	7.59	42.29

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years
Class A		4.53%	0.94%	3.27%
Class B		1.84	0.51	2.77
Class C		6.39	0.88	2.85
Class I		8.39	1.97	3.97
Class Z		8.36	1.91	3.89
S&P 500 Index		8.51	2.01	4.12
Lipper S&P 500 Index Objective Funds Average		7.90	1.47	3.58

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 3.25% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales

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charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class I and Class Z shares are not subject to sales charges or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper S&P 500 Index Objective Funds Average

The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

S&P 500 Index as of 3/31/12

Prudential Stock Index Fund	3

Your Fund’s Performance (continued)

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index or average.

* Sector weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Stock Index Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Stock Index Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,256.40	0.56%	$3.16
	Hypothetical	$1,000.00	$1,022.20	0.56%	$2.83

Class B	Actual	$1,000.00	$1,240.90	3.25%	$18.21
	Hypothetical	$1,000.00	$1,008.75	3.25%	$16.32

Class C	Actual	$1,000.00	$1,252.30	1.18%	$6.64
	Hypothetical	$1,000.00	$1,019.10	1.18%	$5.96

Class I	Actual	$1,000.00	$1,258.20	0.20%	$1.13
	Hypothetical	$1,000.00	$1,024.00	0.20%	$1.01

Class Z	Actual	$1,000.00	$1,258.30	0.26%	$1.47
	Hypothetical	$1,000.00	$1,023.70	0.26%	$1.32

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS

Aerospace & Defense 2.5%
40,384	Boeing Co. (The)	$3,003,358
19,812	General Dynamics Corp.	1,453,805
6,999	Goodrich Corp.	877,954
42,915	Honeywell International, Inc.	2,619,961
5,200	L-3 Communications Holdings, Inc.	368,004
14,456	Lockheed Martin Corp.(a)	1,299,016
14,648	Northrop Grumman Corp.	894,700
7,700	Precision Castparts Corp.	1,331,330
18,444	Raytheon Co.	973,474
8,763	Rockwell Collins, Inc.	504,398
14,334	Textron, Inc.	398,915
49,740	United Technologies Corp.	4,125,436

		17,850,351

Air Freight & Logistics 1.0%
8,600	C.H. Robinson Worldwide, Inc.	563,214
12,000	Expeditors International of Washington, Inc.	558,120
17,716	FedEx Corp.	1,629,163
53,200	United Parcel Service, Inc. (Class B Stock)	4,294,304

		7,044,801

Airlines
43,074	Southwest Airlines Co.	354,930

Auto Components 0.3%
5,600	BorgWarner, Inc.*(a)	472,304
13,771	Goodyear Tire & Rubber Co. (The)*	154,510
37,956	Johnson Controls, Inc.	1,232,811

		1,859,625

Automobiles 0.4%
208,438	Ford Motor Co.(a)	2,603,391
13,000	Harley-Davidson, Inc.	638,040

		3,241,431

Beverages 2.4%
8,008	Beam, Inc.	469,029
5,420	Brown-Forman Corp. (Class B Stock)	451,974
124,532	Coca-Cola Co. (The)	9,216,613

See Notes to Financial Statements.

Prudential Stock Index Fund	7

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
16,800	Coca-Cola Enterprises, Inc.	$480,480
9,600	Constellation Brands, Inc. (Class A Stock)*	226,464
11,800	Dr Pepper Snapple Group, Inc.	474,478
8,994	Molson Coors Brewing Co. (Class B Stock)	406,978
86,151	PepsiCo, Inc.	5,716,119

		17,442,135

Biotechnology 1.2%
43,946	Amgen, Inc.	2,987,889
13,220	Biogen Idec, Inc.*	1,665,323
25,100	Celgene Corp.*	1,945,752
41,500	Gilead Sciences, Inc.*	2,027,275

		8,626,239

Building Products
17,126	Masco Corp.(a)	228,975

Capital Markets 2.0%
13,071	Ameriprise Financial, Inc.	746,746
67,438	Bank of New York Mellon Corp. (The)	1,627,279
5,500	BlackRock, Inc. (Class A Stock)	1,126,950
57,611	Charles Schwab Corp. (The)(a)	827,870
11,720	E*Trade Financial Corp.*	128,334
5,400	Federated Investors, Inc. (Class B Stock)(a)	121,014
8,214	Franklin Resources, Inc.	1,018,783
27,700	Goldman Sachs Group, Inc. (The)	3,445,049
25,400	Invesco Ltd.	677,418
6,400	Legg Mason, Inc.	178,752
84,636	Morgan Stanley	1,662,251
13,362	Northern Trust Corp.	634,027
26,962	State Street Corp.	1,226,771
14,300	T. Rowe Price Group, Inc.	933,790

		14,355,034

Chemicals 2.2%
11,932	Air Products & Chemicals, Inc.	1,095,358
3,800	Airgas, Inc.	338,086
4,000	CF Industries Holdings, Inc.	730,600
63,936	Dow Chemical Co. (The)	2,214,743
50,944	E.I. du Pont de Nemours & Co.	2,694,937

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
7,686	Eastman Chemical Co.	$397,289
15,182	Ecolab, Inc.(a)	937,033
3,900	FMC Corp.	412,854
4,575	International Flavors & Fragrances, Inc.	268,095
29,584	Monsanto Co.	2,359,620
16,100	Mosaic Co. (The)	890,169
8,974	PPG Industries, Inc.	859,709
16,258	Praxair, Inc.	1,863,817
4,416	Sherwin-Williams Co. (The)	479,887
6,732	Sigma-Aldrich Corp.	491,840

		16,034,037

Commercial Banks 2.8%
37,658	BB&T Corp.(a)	1,182,085
10,561	Comerica, Inc.	341,754
50,673	Fifth Third Bancorp	711,956
13,543	First Horizon National Corp.(a)	140,576
49,329	Huntington Bancshares, Inc.	318,172
52,835	KeyCorp	449,097
6,700	M&T Bank Corp.(a)	582,096
28,702	PNC Financial Services Group, Inc.	1,850,992
74,074	Regions Financial Corp.	488,148
28,283	SunTrust Banks, Inc.	683,600
105,695	U.S. Bancorp	3,348,418
290,716	Wells Fargo & Co.	9,925,044
10,400	Zions Bancorporation(a)	223,184

		20,245,122

Commercial Services & Supplies 0.4%
5,668	Avery Dennison Corp.(a)	170,777
5,400	Cintas Corp.(a)	211,248
9,300	Iron Mountain, Inc.(a)	267,840
11,725	Pitney Bowes, Inc.(a)	206,125
10,240	R.R. Donnelley & Sons Co.(a)	126,874
16,475	Republic Services, Inc.	503,476
4,500	Stericycle, Inc.*(a)	376,380
24,513	Waste Management, Inc.(a)	856,974

		2,719,694

See Notes to Financial Statements.

Prudential Stock Index Fund	9

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 2.2%
299,744	Cisco Systems, Inc.	$6,339,586
4,800	F5 Networks, Inc.*	647,808
6,600	Harris Corp.(a)	297,528
10,587	JDS Uniphase Corp.*(a)	153,406
27,700	Juniper Networks, Inc.*	633,776
14,226	Motorola Mobility Holdings, Inc.*	558,228
17,116	Motorola Solutions, Inc.	870,006
93,000	QUALCOMM, Inc.	6,325,860

		15,826,198

Computers & Peripherals 5.6%
51,494	Apple, Inc.*	30,869,108
83,940	Dell, Inc.*	1,393,404
112,404	EMC Corp.*	3,358,632
110,002	Hewlett-Packard Co.	2,621,348
3,452	Lexmark International, Inc. (Class A Stock)(a)	114,744
20,700	NetApp, Inc.*	926,739
13,900	SanDisk Corp.*	689,301
13,200	Western Digital Corp.*	546,348

		40,519,624

Construction & Engineering 0.1%
8,874	Fluor Corp.	532,795
7,400	Jacobs Engineering Group, Inc.*	328,338
9,700	Quanta Services, Inc.*	202,730

		1,063,863

Construction Materials
6,500	Vulcan Materials Co.	277,745

Consumer Finance 0.9%
55,859	American Express Co.	3,232,002
30,366	Capital One Financial Corp.(a)	1,692,601
30,218	Discover Financial Services	1,007,468
34,892	SLM Corp.	549,898

		6,481,969

Containers & Packaging 0.1%
9,764	Ball Corp.	418,680
5,310	Bemis Co., Inc.	171,460

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
9,800	Owens-Illinois, Inc.*	$228,732
9,336	Sealed Air Corp.	180,278

		999,150

Distributors 0.1%
8,299	Genuine Parts Co.	520,762

Diversified Consumer Services 0.1%
6,400	Apollo Group, Inc. (Class A Stock)*	247,296
3,600	DeVry, Inc.	121,932
17,420	H&R Block, Inc.	286,907

		656,135

Diversified Financial Services 3.3%
586,895	Bank of America Corp.	5,616,585
160,815	Citigroup, Inc.	5,877,788
3,640	CME Group, Inc. (Class A Stock)	1,053,161
4,200	IntercontinentalExchange, Inc.*	577,164
210,193	JPMorgan Chase & Co.	9,664,674
11,600	Leucadia National Corp.	302,760
10,176	Moody’s Corp.(a)	428,410
6,400	NASDAQ OMX Group, Inc. (The)*(a)	165,760
14,700	NYSE Euronext	441,147

		24,127,449

Diversified Telecommunication Services 2.5%
326,831	AT&T, Inc.	10,206,932
35,008	CenturyLink, Inc.	1,353,059
52,460	Frontier Communications Corp.(a)	218,758
155,733	Verizon Communications, Inc.	5,953,673
29,577	Windstream Corp.	346,347

		18,078,769

Electric Utilities 1.8%
26,191	American Electric Power Co., Inc.	1,010,449
73,069	Duke Energy Corp.(a)	1,535,180
18,462	Edison International	784,820
9,915	Entergy Corp.	666,288
46,212	Exelon Corp.	1,811,972
22,377	FirstEnergy Corp.	1,020,167

See Notes to Financial Statements.

Prudential Stock Index Fund	11

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
23,372	NextEra Energy, Inc.	$1,427,562
10,100	Northeast Utilities	374,912
11,400	Pepco Holdings, Inc.(a)	215,346
6,000	Pinnacle West Capital Corp.	287,400
32,352	PPL Corp.	914,268
16,058	Progress Energy, Inc.	852,840
47,915	Southern Co. (The)	2,152,821

		13,054,025

Electrical Equipment 0.5%
8,300	Cooper Industries PLC	530,785
40,350	Emerson Electric Co.	2,105,463
7,963	Rockwell Automation, Inc.	634,651
5,500	Roper Industries, Inc.	545,380

		3,816,279

Electronic Equipment, Instruments & Components 0.4%
9,000	Amphenol Corp. (Class A Stock)	537,930
87,897	Corning, Inc.	1,237,590
7,200	FLIR Systems, Inc.	182,232
10,400	Jabil Circuit, Inc.(a)	261,248
6,850	Molex, Inc.	192,622
23,100	TE Connectivity Ltd.	848,925

		3,260,547

Energy Equipment & Services 1.7%
24,345	Baker Hughes, Inc.	1,021,029
12,600	Cameron International Corp.*	665,658
4,100	Diamond Offshore Drilling, Inc.(a)	273,675
13,200	FMC Technologies, Inc.*	665,544
52,322	Halliburton Co.	1,736,567
5,800	Helmerich & Payne, Inc.(a)	312,910
16,400	Nabors Industries Ltd.*	286,836
23,500	National Oilwell Varco, Inc.	1,867,545
13,500	Noble Corp.	505,845
6,710	Rowan Cos., Inc.*	220,961
73,941	Schlumberger Ltd.	5,170,694

		12,727,264

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 2.2%
23,708	Costco Wholesale Corp.	$2,152,687
72,899	CVS Caremark Corp.	3,265,875
34,634	Kroger Co. (The)	839,182
15,700	Safeway, Inc.(a)	317,297
8,478	SUPERVALU, Inc.(a)	48,409
33,680	Sysco Corp.	1,005,685
48,078	Walgreen Co.	1,610,132
96,426	Wal-Mart Stores, Inc.	5,901,271
8,700	Whole Foods Market, Inc.	723,840

		15,864,378

Food Products 1.7%
36,959	Archer-Daniels-Midland Co.	1,170,122
10,547	Campbell Soup Co.(a)	357,016
22,743	ConAgra Foods, Inc.	597,231
8,600	Dean Foods Co.*	104,146
35,344	General Mills, Inc.	1,394,321
17,614	H.J. Heinz Co.	943,230
8,916	Hershey Co. (The)	546,818
8,500	Hormel Foods Corp.	250,920
6,300	J.M. Smucker Co. (The)	512,568
13,970	Kellogg Co.	749,211
96,866	Kraft Foods, Inc. (Class A Stock)	3,681,877
7,000	McCormick & Co., Inc.(a)	381,010
11,565	Mead Johnson Nutrition Co.	953,881
32,086	Sara Lee Corp.	690,811
16,200	Tyson Foods, Inc. (Class A Stock)	310,230

		12,643,392

Gas Utilities 0.1%
6,430	AGL Resources, Inc.	252,185
5,700	ONEOK, Inc.	465,462

		717,647

Healthcare Equipment & Supplies 1.7%
30,874	Baxter International, Inc.	1,845,648
11,812	Becton, Dickinson and Co.	917,202
85,072	Boston Scientific Corp.*	508,730
4,712	C.R. Bard, Inc.	465,169
13,486	CareFusion Corp.*	349,692

See Notes to Financial Statements.

Prudential Stock Index Fund	13

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
27,100	Covidien PLC	$1,481,828
8,100	DENTSPLY International, Inc.	325,053
6,000	Edwards Lifesciences Corp.*	436,380
2,200	Intuitive Surgical, Inc.*	1,191,850
57,958	Medtronic, Inc.	2,271,374
17,164	St. Jude Medical, Inc.	760,537
17,900	Stryker Corp.	993,092
6,200	Varian Medical Systems, Inc.*(a)	427,552
9,911	Zimmer Holdings, Inc.	637,079

		12,611,186

Healthcare Providers & Services 2.1%
20,172	Aetna, Inc.	1,011,828
13,900	AmerisourceBergen Corp.	551,552
19,473	Cardinal Health, Inc.	839,481
16,191	Cigna Corp.	797,407
8,850	Coventry Health Care, Inc.	314,794
4,900	DaVita, Inc.*	441,833
25,800	Express Scripts, Inc.*(a)	1,397,844
9,210	Humana, Inc.	851,741
5,700	Laboratory Corp. of America Holdings*(a)	521,778
13,576	McKesson Corp.(a)	1,191,566
21,568	Medco Health Solutions, Inc.*	1,516,230
4,600	Patterson Cos., Inc.	153,640
8,400	Quest Diagnostics, Inc.	513,660
21,772	Tenet Healthcare Corp.*	115,609
58,548	UnitedHealth Group, Inc.	3,450,819
19,700	WellPoint, Inc.	1,453,860

		15,123,642

Healthcare Technology 0.1%
7,900	Cerner Corp.*(a)	601,664

Home Builders 0.1%
15,200	D.R Horton, Inc.(a)	230,584
8,200	Lennar Corp. (Class A Stock)(a)	222,876
17,211	Pultegroup, Inc.*(a)	152,317

		605,777

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.9%
25,400	Carnival Corp.	$814,832
1,700	Chipotle Mexican Grill, Inc.*(a)	710,600
6,753	Darden Restaurants, Inc.(a)	345,483
16,400	International Game Technology	275,356
13,370	Marriott International, Inc. (Class A Stock)	506,054
56,930	McDonald’s Corp.	5,584,833

40,800	Starbucks Corp.	2,280,312
10,100	Starwood Hotels & Resorts Worldwide, Inc.(a)	569,741
8,351	Wyndham Worldwide Corp.	388,405
4,300	Wynn Resorts Ltd.	536,984
25,764	Yum! Brands, Inc.	1,833,882

		13,846,482

Household Durables 0.1%
4,000	Harman International Industries, Inc.	187,240
7,200	Leggett & Platt, Inc.(a)	165,672
15,727	Newell Rubbermaid, Inc.	280,098
4,485	Whirlpool Corp.	344,717

		977,727

Household Products 2.0%
7,132	Clorox Co. (The)	490,325
26,430	Colgate-Palmolive Co.(a)	2,584,325
22,116	Kimberly-Clark Corp.	1,634,151
151,723	Procter & Gamble Co. (The)	10,197,303

		14,906,104

Independent Power Producers & Energy Traders 0.1%
38,100	AES Corp. (The)*	497,967
15,400	NRG Energy, Inc.*	241,318

		739,285

Industrial Conglomerates 2.5%
38,698	3M Co.	3,452,249
30,100	Danaher Corp.	1,685,600
582,472	General Electric Co.	11,690,213
25,700	Tyco International Ltd.	1,443,826

		18,271,888

See Notes to Financial Statements.

Prudential Stock Index Fund	15

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 3.4%
18,500	ACE Ltd.	$1,354,200
26,300	Aflac, Inc.	1,209,537
28,508	Allstate Corp. (The)	938,483

28,701	American International Group, Inc.*	884,852
17,189	Aon Corp. (Class W Stock)	843,292
5,000	Assurant, Inc.	202,500
97,100	Berkshire Hathaway, Inc. (Class B Stock)*	7,879,665
15,868	Chubb Corp.	1,096,638
8,507	Cincinnati Financial Corp.	293,577
28,100	Genworth Financial, Inc. (Class A Stock)*	233,792
23,353	Hartford Financial Services Group, Inc. (The)	492,281
14,751	Lincoln National Corp.	388,836
16,117	Loews Corp.	642,585
30,140	Marsh & McLennan Cos., Inc.	988,291
58,800	MetLife, Inc.	2,196,180
16,400	Principal Financial Group, Inc.	483,964
32,516	Progressive Corp. (The)	753,721
26,000	Prudential Financial, Inc.(f)	1,648,140
5,822	Torchmark Corp.	290,227
22,711	Travelers Cos., Inc. (The)	1,344,491
15,526	Unum Group	380,076
17,500	XL Group PLC	379,575

		24,924,903

Internet & Catalog Retail 0.9%
19,800	Amazon.com, Inc.*	4,009,698
6,300	Expedia, Inc.(a)	210,672
2,600	NetFlix, Inc.*	299,104
2,800	priceline.com, Inc.*	2,009,000
6,300	Tripadvisor, Inc.*(a)	224,721

		6,753,195

Internet Software & Services 1.8%
10,100	Akamai Technologies, Inc.*	370,670
63,800	eBay, Inc.*	2,353,582
13,930	Google, Inc. (Class A Stock)*	8,932,473
8,100	VeriSign, Inc.	310,554
68,900	Yahoo!, Inc.*(a)	1,048,658

		13,015,937

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services 3.8%
35,000	Accenture PLC (Class A Stock)	$2,257,500
26,378	Automatic Data Processing, Inc.	1,455,802

16,800	Cognizant Technology Solutions Corp. (Class A Stock)*	1,292,760
8,351	Computer Sciences Corp.	250,029
13,900	Fidelity National Information Services, Inc.	460,368
7,700	Fiserv, Inc.*(a)	534,303
64,084	International Business Machines Corp.	13,371,126
5,900	MasterCard, Inc. (Class A Stock)	2,481,186
17,725	Paychex, Inc.	549,298
16,400	SAIC, Inc.*(a)	216,480
8,400	Teradata Corp.*	572,460
9,271	Total System Services, Inc.	213,882
28,180	Visa, Inc. (Class A Stock)	3,325,240
34,752	Western Union Co. (The)	611,635

		27,592,069

Leisure Equipment & Products 0.1%
7,354	Hasbro, Inc.(a)	270,039
19,113	Mattel, Inc.	643,343

		913,382

Life Sciences Tools & Services 0.4%
19,398	Agilent Technologies, Inc.	863,405
9,052	Life Technologies Corp.*	441,919
7,370	PerkinElmer, Inc.	203,854
20,302	Thermo Fisher Scientific, Inc.	1,144,627
4,500	Waters Corp.*	416,970

		3,070,775

Machinery 2.0%
35,356	Caterpillar, Inc.	3,766,121
10,916	Cummins, Inc.	1,310,357
23,180	Deere & Co.	1,875,262
10,162	Dover Corp.	639,596
18,308	Eaton Corp.	912,288
3,300	Flowserve Corp.	381,183
26,236	Illinois Tool Works, Inc.	1,498,600
15,600	Ingersoll-Rand PLC	645,060
5,000	Joy Global, Inc.	367,500
19,364	PACCAR, Inc.	906,816

See Notes to Financial Statements.

Prudential Stock Index Fund	17

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
6,404	Pall Corp.(a)	$381,871
8,738	Parker Hannifin Corp.	738,798
3,442	Snap-On, Inc.	209,859
9,288	Stanley Black & Decker, Inc.(a)	714,804
9,300	Xylem, Inc.	258,075

		14,606,190

Media 3.1%
13,300	Cablevision Systems Corp. (Class A Stock)	195,244
36,176	CBS Corp. (Class B Stock)	1,226,728
149,585	Comcast Corp. (Class A Stock)	4,489,046
38,100	DIRECTV (Class A Stock)*	1,879,854
14,900	Discovery Communications, Inc. (Class A Stock)*(a)	753,940
13,989	Gannett Co., Inc.	214,451
26,488	Interpublic Group of Cos., Inc. (The)	302,228
15,800	McGraw-Hill Cos., Inc. (The)	765,826
118,800	News Corp. (Class A Stock)	2,339,172
15,234	Omnicom Group, Inc.(a)	771,602
5,700	Scripps Networks Interactive, Inc. (Class A Stock)	277,533
16,981	Time Warner Cable, Inc.	1,383,952
55,574	Time Warner, Inc.(a)	2,097,919
30,576	Viacom, Inc. (Class B Stock)	1,451,137
99,213	Walt Disney Co. (The)	4,343,545
300	Washington Post Co. (The) (Class B Stock)	112,071

		22,604,248

Metals & Mining 0.8%
63,444	Alcoa, Inc.	635,709
4,718	Allegheny Technologies, Inc.	194,240
8,300	Cliffs Natural Resources, Inc.(a)	574,858
51,692	Freeport-McMoRan Copper & Gold, Inc.	1,966,364
27,397	Newmont Mining Corp.	1,404,644
16,712	Nucor Corp.	717,781
3,000	Titanium Metals Corp.	40,680
6,709	United States Steel Corp.(a)	197,043

		5,731,319

Multiline Retail 0.8%
4,124	Big Lots, Inc.*	177,414
6,700	Dollar Tree, Inc.*	633,083

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
6,900	Family Dollar Stores, Inc.	$436,632
6,784	J.C. Penney Co., Inc.(a)	240,357
13,700	Kohl’s Corp.	685,411
22,782	Macy’s, Inc.	905,129
8,600	Nordstrom, Inc.	479,192
2,207	Sears Holdings Corp.*(a)	146,214
37,282	Target Corp.	2,172,422

		5,875,854

Multi-Utilities 1.2%
14,269	Ameren Corp.	464,884
21,079	CenterPoint Energy, Inc.	415,678
12,900	CMS Energy Corp.	283,800
16,451	Consolidated Edison, Inc.	961,067
31,104	Dominion Resources, Inc.	1,592,836
8,687	DTE Energy Co.	478,046
4,408	Integrys Energy Group, Inc.	233,580
14,700	NiSource, Inc.	357,945
22,552	PG&E Corp.	978,982
27,094	Public Service Enterprise Group, Inc.	829,347
5,700	SCANA Corp.(a)	259,977
12,698	Sempra Energy	761,372
9,500	TECO Energy, Inc.	166,725
13,100	Wisconsin Energy Corp.(a)	460,858
26,783	Xcel Energy, Inc.	708,946

		8,954,043

Office Electronics 0.1%
74,100	Xerox Corp.	598,728

Oil, Gas & Consumable Fuels 9.2%
12,552	Alpha Natural Resources, Inc.*	190,916
27,636	Anadarko Petroleum Corp.	2,165,004
21,648	Apache Corp.	2,174,325
12,000	Cabot Oil & Gas Corp.	374,040
34,900	Chesapeake Energy Corp.(a)	808,633
110,092	Chevron Corp.	11,806,266
71,457	ConocoPhillips	5,431,447
12,900	Consol Energy, Inc.	439,890
22,000	Denbury Resources, Inc.*(a)	401,060

See Notes to Financial Statements.

Prudential Stock Index Fund	19

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
21,800	Devon Energy Corp.	$1,550,416
42,704	El Paso Corp.	1,261,903
15,000	EOG Resources, Inc.	1,666,500
7,900	EQT Corp.	380,859
260,952	Exxon Mobil Corp.	22,632,367
17,434	Hess Corp.	1,027,734
38,878	Marathon Oil Corp.	1,232,433
19,789	Marathon Petroleum Corp.	858,051
10,800	Murphy Oil Corp.	607,716
7,900	Newfield Exploration Co.*	273,972
9,800	Noble Energy, Inc.	958,244
44,676	Occidental Petroleum Corp.	4,254,495
15,300	Peabody Energy Corp.	443,088
6,700	Pioneer Natural Resources Co.	747,653
9,600	QEP Resources, Inc.	292,800
8,900	Range Resources Corp.	517,446
19,600	Southwestern Energy Co.*	599,760
36,384	Spectra Energy Corp.	1,147,915
5,528	Sunoco, Inc.	210,893
7,600	Tesoro Corp.*(a)	203,984
31,400	Valero Energy Corp.	809,178
32,892	Williams Cos., Inc. (The)	1,013,403
9,764	WPX Energy, Inc.*	175,850

		66,658,241

Paper & Forest Products 0.2%
23,984	International Paper Co.	841,838
9,435	MeadWestvaco Corp.	298,052

		1,139,890

Personal Products 0.2%
24,244	Avon Products, Inc.	469,364
12,400	Estee Lauder Cos., Inc. (The)	768,056

		1,237,420

Pharmaceuticals 5.6%
86,174	Abbott Laboratories	5,281,605
16,964	Allergan, Inc.	1,618,875
92,979	Bristol-Myers Squibb Co.	3,138,041
56,497	Eli Lilly & Co.	2,275,134

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
15,500	Forest Laboratories, Inc.*	$537,695
9,507	Hospira, Inc.*(a)	355,467
150,869	Johnson & Johnson	9,951,319
168,833	Merck & Co., Inc.	6,483,187
24,000	Mylan, Inc.*	562,800
4,800	Perrigo Co.(a)	495,888
418,923	Pfizer, Inc.	9,492,795
7,400	Watson Pharmaceuticals, Inc.*	496,244

		40,689,050

Professional Services 0.1%
2,300	Dun & Bradstreet Corp. (The)(a)	194,879
7,130	Equifax, Inc.	315,574
7,900	Robert Half International, Inc.	239,370

		749,823

Real Estate Investment Trusts 1.9%
22,000	American Tower Corp. (Class A Stock)	1,386,440
6,880	Apartment Investment & Management Co. (Class A Stock)	181,701
4,811	AvalonBay Communities, Inc.(a)	680,035
7,800	Boston Properties, Inc.(a)	818,922
16,700	Equity Residential	1,045,754
22,800	HCP, Inc.	899,688
11,000	Health Care REIT, Inc.(a)	604,560
36,936	Host Hotels & Resorts, Inc.(a)	606,489
23,500	Kimco Realty Corp.(a)	452,610
7,400	Plum Creek Timber Co., Inc.	307,544
24,837	ProLogis, Inc.(a)	894,629
7,900	Public Storage	1,091,543
16,539	Simon Property Group, Inc.	2,409,402
15,733	Ventas, Inc.	898,354
10,384	Vornado Realty Trust	874,333
29,459	Weyerhaeuser Co.	645,741

		13,797,745

Real Estate Management & Development
16,400	CBRE Group, Inc. (Class A Stock)*(a)	327,344

Road & Rail 0.8%
58,218	CSX Corp.	1,252,851
19,411	Norfolk Southern Corp.	1,277,826

See Notes to Financial Statements.

Prudential Stock Index Fund	21

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
2,821	Ryder System, Inc.	$148,949
27,158	Union Pacific Corp.	2,918,942

		5,598,568

Semiconductors & Semiconductor Equipment 2.3%
32,724	Advanced Micro Devices, Inc.*(a)	262,446
18,400	Altera Corp.	732,688
17,100	Analog Devices, Inc.	690,840
69,288	Applied Materials, Inc.	861,943
26,800	Broadcom Corp. (Class A Stock)	1,053,240
2,700	First Solar, Inc.*(a)	67,635
279,188	Intel Corp.	7,847,975
9,120	KLA-Tencor Corp.	496,310
13,300	Linear Technology Corp.	448,210
37,844	LSI Corp.*	328,486
9,000	Microchip Technology, Inc.(a)	334,800
47,516	Micron Technology, Inc.*	384,879
3,700	Novellus Systems, Inc.*	184,667
34,700	NVIDIA Corp.*	534,033
10,700	Teradyne, Inc.*(a)	180,723
62,752	Texas Instruments, Inc.	2,109,095
14,500	Xilinx, Inc.	528,235

		17,046,205

Software 3.7%
27,440	Adobe Systems, Inc.*	941,466
12,820	Autodesk, Inc.*	542,542
9,900	BMC Software, Inc.*	397,584
21,858	CA, Inc.	602,407
10,600	Citrix Systems, Inc.*	836,446
17,700	Electronic Arts, Inc.*	291,696
17,000	Intuit, Inc.	1,022,210
412,512	Microsoft Corp.	13,303,512
219,040	Oracle Corp.	6,387,206
10,400	Red Hat, Inc.*	622,856
7,050	Salesforce.com, Inc.*(a)	1,089,296
40,617	Symantec Corp.*	759,538

		26,796,759

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 2.0%
4,200	Abercrombie & Fitch Co. (Class A Stock)	$208,362
1,723	AutoNation, Inc.*	59,116
1,480	AutoZone, Inc.*	550,264
12,700	Bed Bath & Beyond, Inc.*	835,279
15,900	Best Buy Co., Inc.(a)	376,512
11,400	CarMax, Inc.*(a)	395,010
7,400	GameStop Corp. (Class A Stock)(a)	161,616
18,913	Gap, Inc. (The)	494,386
85,384	Home Depot, Inc. (The)	4,295,669
13,922	Limited Brands, Inc.(a)	668,256
70,096	Lowe’s Cos., Inc.	2,199,612
7,000	O’Reilly Automotive, Inc.*	639,450
12,700	Ross Stores, Inc.	737,870
39,325	Staples, Inc.	636,279
6,200	Tiffany & Co.	428,606
41,264	TJX Cos., Inc.	1,638,593
7,000	Urban Outfitters, Inc.*(a)	203,770

		14,528,650

Textiles, Apparel & Luxury Goods 0.7%
16,100	Coach, Inc.	1,244,208
20,276	NIKE, Inc. (Class B Stock)	2,198,730
3,600	Ralph Lauren Corp. (Class A Stock)	627,588
4,634	VF Corp.	676,471

		4,746,997

Thrifts & Mortgage Finance 0.1%
31,000	Hudson City Bancorp, Inc.	226,610
20,200	People’s United Financial, Inc.	267,448

		494,058

Tobacco 1.9%
113,079	Altria Group, Inc.	3,490,749
7,460	Lorillard, Inc.	965,921
94,979	Philip Morris International, Inc.	8,416,089
18,700	Reynolds American, Inc.	774,928

		13,647,687

Trading Companies & Distributors 0.2%
16,000	Fastenal Co.(a)	865,600
3,474	W.W. Grainger, Inc.	746,250

		1,611,850

See Notes to Financial Statements.

Prudential Stock Index Fund	23

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.2%
12,800	Crown Castle International Corp.*	$682,752
15,200	MetroPCS Communications, Inc.*	137,104
178,074	Sprint Nextel Corp.*	507,511

		1,327,367

	TOTAL LONG-TERM INVESTMENTS (cost $307,715,267)	703,359,622

SHORT-TERM INVESTMENTS 9.6%

Affiliated Money Market Mutual Fund 9.2%
66,917,188	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $66,917,188; includes $44,521,011 of cash collateral received for securities on loan) (Note 3)(d)(e)	66,917,188

Principal Amount (000)
U.S. TREASURY SECURITY 0.4%
$ 3,200	U.S. Treasury Bill, 0.046%, 06/28/12 (cost $3,199,641)(b)(c)	3,199,459

	TOTAL SHORT-TERM INVESTMENTS (cost $70,116,829)	70,116,647

	TOTAL INVESTMENTS 106.2% (cost $377,832,096; Note 5)	773,476,269
	Liabilities in excess of other assets(g) (6.2%)	(44,869,239)

	NET ASSETS 100.0%	$728,607,030

The following abbreviations are used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,438,477; cash collateral of $44,521,011 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

(f)	Affiliated security.
(g)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation
	Long Positions:
41	S&P 500 E-mini Futures	Jun. 2012	$2,846,743	$2,876,560	$29,817
65	S&P 500 Index Futures	Jun. 2012	22,519,772	22,802,000	282,228

					$312,045

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$703,359,622	$—	$—
U.S. Treasury Security	—	3,199,459	—
Affiliated Money Market Mutual Fund	66,917,188	—	—
Other Financial Instruments*
Futures	312,045	—	—

Total	$770,588,855	$3,199,459	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Stock Index Fund	25

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 6.1% of collateral received for securities on loan)	9.2%
Oil, Gas & Consumable Fuels	9.2
Computers & Peripherals	5.6
Pharmaceuticals	5.6
IT Services	3.8
Software	3.7
Insurance	3.4
Diversified Financial Services	3.3
Media	3.1
Commercial Banks	2.8
Aerospace & Defense	2.5
Diversified Telecommunication Services	2.5
Industrial Conglomerates	2.5
Beverages	2.4
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.2
Communications Equipment	2.2
Food & Staples Retailing	2.2
Healthcare Providers & Services	2.1
Capital Markets	2.0
Household Products	2.0
Machinery	2.0
Specialty Retail	2.0
Hotels, Restaurants & Leisure	1.9
Real Estate Investment Trusts	1.9
Tobacco	1.9
Electric Utilities	1.8
Internet Software & Services	1.8
Energy Equipment & Services	1.7
Food Products	1.7
Healthcare Equipment & Supplies	1.7
Biotechnology	1.2
Multi-Utilities	1.2
Air Freight & Logistics	1.0
Consumer Finance	0.9%
Internet & Catalog Retail	0.9
Metals & Mining	0.8
Multiline Retail	0.8
Road & Rail	0.8
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.5
Automobiles	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Life Sciences Tools & Services	0.4
U.S. Treasury Security	0.4
Auto Components	0.3
Paper & Forest Products	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Construction & Engineering	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Home Builders	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1

106.2
Liabilities in excess of other assets	(6.2)

100.0%

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$312,045	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$4,769,046

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,037,876

For the six months ended March 31, 2012, the Fund’s average value at trade date for futures long position was $30,565,093.

See Notes to Financial Statements.

Prudential Stock Index Fund	27

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $43,438,477:
Unaffiliated Investments (cost $310,109,820)	$704,910,941
Affiliated Investments (cost $67,722,276)	68,565,328
Receivable for Fund shares sold	979,660
Dividends and interest receivable	928,843
Due from broker—variation margin	92,292
Prepaid expenses	6,749

Total assets	775,483,813

Liabilities
Payable to broker for collateral for securities on loan	44,521,011
Payable for Fund shares reacquired	1,559,025
Payable for investments purchased	391,642
Accrued expenses	207,106
Payable to custodian	71,582
Distribution fee payable	56,731
Management fee payable	48,701
Affiliated transfer agent fee payable	20,985

Total liabilities	46,876,783

Net Assets	$728,607,030

Net assets were comprised of:
Shares of beneficial interest, at par	$23,398
Paid-in capital in excess of par	307,303,405

307,326,803
Undistributed net investment income	3,063,812
Accumulated net realized gain on investment and financial futures transactions	22,260,197
Net unrealized appreciation on investments and financial futures contracts	395,956,218

Net assets, March 31, 2012	$728,607,030

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($143,355,356 ÷ 4,608,658 shares of beneficial interest issued and outstanding)	$31.11
Maximum sales charge (3.25% of offering price)	1.05

Maximum offering price to public	$32.16

Class B
Net asset value, offering price and redemption price per share ($238,025 ÷ 7,654 shares of beneficial interest issued and outstanding)	$31.10

Class C
Net asset value, offering price and redemption price per share ($24,591,009 ÷ 793,584 shares of beneficial interest issued and outstanding)	$30.99

Class I
Net asset value, offering price and redemption price per share ($162,829,736 ÷ 5,226,776 shares of beneficial interest issued and outstanding)	$31.15

Class Z
Net asset value, offering price and redemption price per share ($397,592,904 ÷ 12,760,942 shares of beneficial interest issued and outstanding)	$31.16

See Notes to Financial Statements.

Prudential Stock Index Fund	29

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$8,584,657
Affiliated income from securities loaned, net	60,903
Affiliated dividend income	21,396
Unaffiliated interest	673

Total income	8,667,629

Expenses
Management fee	1,176,322
Distribution fee—Class A	197,691
Distribution fee—Class B	1,541
Distribution fee—Class C	113,994
Transfer agent fee—Class A (including affiliated expense of $48,000)	85,000
Transfer agent fee—Class B (including affiliated expense of $500)	4,000
Transfer agent fee—Class C (including affiliated expense of $1,900)	5,000
Transfer agent fee—Class I (including affiliated expense of $107,000)	92,000
Transfer agent fee—Class Z (including affiliated expense of $217,400)	239,000
Custodian’s fees and expenses	54,000
Registration fees	43,000
Reports to shareholders	26,000
Trustees’ fees	16,000
Legal fees and expenses	15,000
Audit fee	11,000
Insurance	10,000
Miscellaneous	8,353

Total expenses	2,097,901
Less: Management fee waiver (Note 2)	(862,636)

Net expenses	1,235,265

Net investment income	7,432,364

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions (including affiliated $238,157) (Note 8)	84,688,161
Financial futures transactions	4,769,046

89,457,207

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $255,441)	80,897,512
Financial futures contracts	1,037,876

81,935,388

Net gain on investments	171,392,595

Net Increase In Net Assets Resulting From Operations	$178,824,959

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,432,364	$15,422,473
Net realized gain on investment transactions	89,457,207	8,698,410
Net change in unrealized appreciation (depreciation) on investments	81,935,388	(12,639,436)

Net increase in net assets resulting from operations	178,824,959	11,481,447

Dividends from net investment income (Note 1)
Class A	(2,036,671)	(1,709,401)
Class B	(333)	(32,025)
Class C	(214,412)	(204,275)
Class I	(7,060,193)	(6,422,273)
Class Z	(6,763,830)	(6,227,464)

	(16,075,439)	(14,595,438)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	68,527,130	184,413,694
Net asset value of shares issued in reinvestment of dividends	15,849,644	14,185,828
Cost of shares reacquired	(326,207,927)	(205,569,546)

Net decrease in net assets from Fund share transactions	(241,831,153)	(6,970,024)

Total decrease	(79,081,633)	(10,084,015)

Net Assets:
Beginning of period	807,688,663	817,772,678

End of period(a)	$728,607,030	$807,688,663

(a) Includes undistributed net investment income of:	$3,063,812	$11,706,887

See Notes to Financial Statements.

Prudential Stock Index Fund	31

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios 8 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential Stock Index Fund (the “Fund”). Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Prudential Stock Index Fund	33

Notes to Financial Statements

(Unaudited) continued

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Risk: Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions from net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from

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generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30% of the average daily net assets of the Fund up to $1 billion and .25% in excess of $1 billion. Effective June 1, 2007 to January 31, 2013, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund. The effective management fee rate was .08% of the average daily net assets for the six months ended March 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred

Prudential Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class I and Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $13,955 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2012. From these fees, PIMS paid sales charges to dealers who in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2012, it received $14, $172 and $153 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A, B, and C each compensate PMFS for its services as they are incurred.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2012, PIM has been compensated approximately $18,000 for these services.

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The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2012, aggregated $10,269,273 and $56,422,036 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$395,608,181	$391,219,107	$(13,351,019)	$377,868,088

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, Lehman Brothers securities adjustments and other tax adjustments as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2011 of approximately $50,145,000 of which $1,967,000 expires in 2012, $16,903,000 expires in 2013 and $31,275,000 expires in 2014. The Fund utilized approximately $9,339,000 of its capital loss carryforward to offset net taxable gains realized in the year ended September 30, 2011. In addition, approximately $35,147,000 of its capital loss carryforward was written off unused due to expiration. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Prudential Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), although they are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are not available for purchase by new investors. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, currently of one series, divided into five classes, designated Class A, Class B, Class C, Class I and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	459,661	$13,084,905
Shares issued in reinvestment of dividends	68,244	1,852,827
Shares reacquired	(640,737)	(17,815,478)

Net increase (decrease) in shares outstanding before conversion	(112,832)	(2,877,746)
Shares issued upon conversion from Class B	5,050	146,306
Shares reacquired upon conversion into Class Z	(174)	(5,027)

Net increase (decrease) in shares outstanding	(107,956)	$(2,736,467)

Year ended September 30, 2011:
Shares sold	866,753	$24,283,951
Shares issued in reinvestment of dividends	58,938	1,526,488
Shares reacquired	(901,238)	(25,255,913)

Net increase (decrease) in shares outstanding before conversion	24,453	554,526
Shares issued upon conversion from Class B	190,822	5,324,080
Shares reacquired upon conversion into Class Z	(12,900)	(371,193)

Net increase (decrease) in shares outstanding	202,375	$5,507,413

Class B
Six months ended March 31, 2012:
Shares sold	2,736	$74,366
Shares issued in reinvestment of dividends	12	329
Shares reacquired	(2,996)	(83,810)

Net increase (decrease) in shares outstanding before conversion	(248)	(9,115)
Shares reacquired upon conversion into Class A	(5,048)	(146,306)

Net increase (decrease) in shares outstanding	(5,296)	$(155,421)

Year ended September 30, 2011:
Shares sold	5,691	$159,889
Shares issued in reinvestment of dividends	1,186	30,736
Shares reacquired	(18,179)	(503,570)

Net increase (decrease) in shares outstanding before conversion	(11,302)	(312,945)
Shares reacquired upon conversion into Class A	(191,606)	(5,324,080)

Net increase (decrease) in shares outstanding	(202,908)	$(5,637,025)

Prudential Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2012:
Shares sold	17,088	$490,459
Shares issued in reinvestment of dividends	7,509	203,487
Shares reacquired	(45,393)	(1,305,433)

Net increase (decrease) in shares outstanding	(20,796)	$(611,487)

Year ended September 30, 2011:
Shares sold	54,670	$1,524,002
Shares issued in reinvestment of dividends	7,495	193,762
Shares reacquired	(145,807)	(4,035,809)

Net increase (decrease) in shares outstanding	(83,642)	$(2,318,045)

Class I
Six months ended March 31, 2012:
Shares sold	621,739	$17,307,393
Shares issued in reinvestment of dividends	259,501	7,048,046
Shares reacquired	(8,784,542)	(246,638,872)

Net increase (decrease) in shares outstanding	(7,903,302)	$(222,283,433)

Year ended September 30, 2011:
Shares sold	2,759,652	$75,374,077
Shares issued in reinvestment of dividends	240,318	6,226,630
Shares reacquired	(2,566,290)	(71,941,082)

Net increase (decrease) in shares outstanding	433,680	$9,659,625

Class Z
Six months ended March 31, 2012:
Shares sold	1,315,236	$37,570,007
Shares issued in reinvestment of dividends	248,342	6,744,955
Shares reacquired	(2,141,110)	(60,364,334)

Net increase (decrease) in shares outstanding before conversion	(577,532)	(16,049,372)
Shares issued upon conversion from Class A	173	5,027

Net increase (decrease) in shares outstanding	(577,359)	$(16,044,345)

Year ended September 30, 2011:
Shares sold	2,952,348	$83,071,775
Shares issued in reinvestment of dividends	239,607	6,208,212
Shares reacquired	(3,734,041)	(103,833,172)

Net increase (decrease) in shares outstanding before conversion	(542,086)	(14,553,185)
Shares issued upon conversion from Class A	12,874	371,193

Net increase (decrease) in shares outstanding	(529,212)	$(14,181,992)

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Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under these SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2012.

Note 8. In-Kind Redemption

During the six months ended March 31, 2012, the Fund settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $201,876,401. The Fund realized a gain of $69,618,721 related to the in-kind redemption transactions, which amount is included in the Statement of Operations under “Realized gain on investment transactions”. Such gain is excluded from calculation of the Fund’s taxable gain for Federal Income Tax purposes.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Prudential Stock Index Fund	41

Notes to Financial Statements

(Unaudited) continued

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

42	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(e)		2011(e)	2010(e)	2009(e)	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.16		$25.34	$23.48	$26.17	$34.18	$29.98
Income (loss) from investment operations:
Net investment income	.23		.40	.37	.42	.53	.46
Net realized and unrealized gain (loss) on investment transactions	6.16		(.20)	1.88	(2.51)	(8.04)	4.23
Total from investment operations	6.39		.20	2.25	(2.09)	(7.51)	4.69
Less Dividends:
Dividends from net investment income	(.44)		(.38)	(.39)	(.60)	(.50)	(.49)
Net asset value, end of period	$31.11		$25.16	$25.34	$23.48	$26.17	$34.18
Total Return(b):	25.64%		.74%	9.63%	(7.22)%	(22.23)%	15.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$143,355		$118,691	$114,403	$91,654	$90,714	$113,940
Average net assets (000)	$131,780		$131,565	$104,488	$74,427	$103,974	$97,885
Ratios to average net assets(a)(d):
Expenses, including distribution and service (12b-1) fees	.56%	(f)	.55%	.56%	.61%	.49% (c)	.59%	(c)
Expenses, excluding distribution and service (12b-1) fees	.26%	(f)	.25%	.26%	.31%	.21%	.34%
Net investment income	1.64%	(f)	1.43%	1.50%	2.10%	1.70%	1.44%
Portfolio turnover rate	1%	(g)	5%	5%	6%	4%	3%

(a)Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .78% for the six months ended March 31, 2012 and .77%, .78%, .83%, .70% and .67% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended March 31, 2012 and .47%, .48%, .53%, ..42% and .42% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income ratios would have been 1.42% for the six months ended March 31, 2012 and 1.21%, 1.28%, 1.88%, 1.49% and 1.36% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Calculated base on average shares outstanding during the period.

(f) Annualized.

(g) Not Annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(d)		2011(d)	2010(d)	2009(d)	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.09		$25.18	$23.37	$25.92	$33.86	$29.70
Income (loss) from investment operations:
Net investment income (loss)	(.15)		.07	.15	.27	.23	.20
Net realized and unrealized gain (loss) on investment transactions	6.19		(.01)	1.88	(2.43)	(7.92)	4.22
Total from investment operations	6.04		.06	2.03	(2.16)	(7.69)	4.42
Less Dividends:
Dividends from net investment income	(.03)		(.15)	(.22)	(.39)	(.25)	(.26)
Net asset value, end of period	$31.10		$25.09	$25.18	$23.37	$25.92	$33.86
Total Return(b):	24.09%		.23%	8.73%	(7.86)%	(22.85)%	14.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$238		$325	$5,435	$12,538	$29,580	$64,637
Average net assets (000)	$308		$3,029	$9,615	$15,863	$47,301	$77,195
Ratios to average net assets(a)c):
Expenses, including distribution and service (12b-1) fees	3.25%	(e)	1.73%	1.46%	1.45%	1.31%	1.34%
Expenses, excluding distribution and service (12b-1) fees	2.25%	(e)	.73%	.46%	.45%	.31%	.34%
Net investment income (loss)	(1.03)%	(e)	.27%	.60%	1.37%	.94%	.68%
Portfolio turnover rate	1%	(f)	5%	5%	6%	4%	3%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.47% for the six months ended March 31, 2012 and 1.95%, 1.68%, 1.67%, 1.52% and 1.52% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been 2.47% for the six months ended March 31, 2012 and .95%, ..68%, .67%, .52% and .52% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income ratios would have been (1.25%) for the six months ended March 31, 2012 and .05%, .38%, 1.15%, .73% and .50% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculated base on average shares outstanding during the period.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(d)		2011(d)	2010(d)	2009(d)	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.99		$25.18	$23.33	$25.90	$33.86	$29.71
Income (loss) from investment operations:
Net investment income	.14		.23	.21	.26	.25	.21
Net realized and unrealized gain (loss) on investment transactions	6.13		(.19)	1.87	(2.45)	(7.96)	4.20
Total from investment operations	6.27		.04	2.08	(2.19)	(7.71)	4.41
Less Dividends:
Dividends from net investment income	(.27)		(.23)	(.23)	(.38)	(.25)	(.26)
Net asset value, end of period	$30.99		$24.99	$25.18	$23.33	$25.90	$33.86
Total Return(b):	25.23%		.14%	8.96%	(7.98)%	(22.91)%	14.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,591		$20,351	$22,615	$23,032	$28,701	$45,085
Average net assets (000)	$22,796		$23,884	$23,196	$20,821	$37,334	$44,982
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.18%	(e)	1.17%	1.19%	1.41%	1.36%	1.36%
Expenses, excluding distribution and service (12b-1) fees	.18%	(e)	.17%	.19%	.41%	.36%	.36%
Net investment income	1.02%	(e)	.81%	.86%	1.33%	.85%	.67%
Portfolio turnover rate	1%	(f)	5%	5%	6%	4%	3%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.40% for the six months ended March 31, 2012 and 1.39%, 1.41%, 1.63%, 1.57% and 1.47% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .40% for the six months ended March 31, 2012 and .39%, ..41%, .63%, .57% and .47% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income ratios would have been 0.80%, for the six months ended March 31, 2012 and .59%, .64%, 1.11%, .64% and .56% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculated base on average shares outstanding during the period.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	45

Financial Highlights

(Unaudited) continued

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(d)		2011(d)	2010(d)	2009(d)	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.25		$25.43	$23.55	$26.26	$34.31	$30.08
Income (loss) from investment operations:
Net investment income	.27		.50	.46	.51	.71	.62
Net realized and unrealized gain (loss) on investment transactions	6.17		(.21)	1.89	(2.54)	(8.16)	4.20
Total from investment operations	6.44		.29	2.35	(2.03)	(7.45)	4.82
Less Dividends:
Dividends from net investment income	(.54)		(.47)	(.47)	(.68)	(.60)	(.59)
Net asset value, end of period	$31.15		$25.25	$25.43	$23.55	$26.26	$34.31
Total Return(b):	25.82%		1.08%	10.08%	(6.85)%	(22.02)%	16.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162,830		$331,595	$322,850	$325,476	$399,244	$703,556
Average net assets (000)	$261,829		$376,719	$321,048	$288,944	$567,523	$741,032
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.20%	(e)	.19%	.20%	.21%	.19%	.26%
Expenses, excluding distribution and service (12b-1) fees	.20%	(e)	.19%	.20%	.21%	.19%	.26%
Net investment income	2.04%	(e)	1.79%	1.85%	2.53%	2.03%	1.77%
Portfolio turnover rate	1%	(f)	5%	5%	6%	4%	3%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .42% for the six months ended March 31, 2012 and .41%, .42%, .43%, .40% and .34% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .42% for the six months ended March 31, 2012 and .41%, .42%, .43%, ..40% and .34% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income ratios would have been 1.82% for the six months ended March 31, 2012 and 1.57%, 1.63%, 2.31%, 1.82% and 1.69% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculated base on average shares outstanding during the period.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(d)		2011(d)	2010(d)	2009(d)	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.25		$25.42	$23.54	$26.25	$34.29	$30.07
Income (loss) from investment operations:
Net investment income	.28		.48	.44	.50	.63	.60
Net realized and unrealized gain (loss) on investment transactions	6.15		(.20)	1.90	(2.54)	(8.09)	4.19
Total from investment operations	6.43		.28	2.34	(2.04)	(7.46)	4.79
Less Dividends:
Dividends from net investment income	(.52)		(.45)	(.46)	(.67)	(.58)	(.57)
Net asset value, end of period	$31.16		$25.25	$25.42	$23.54	$26.25	$34.29
Total Return(b):	25.83%		1.06%	10.03%	(6.93)%	(22.05)%	16.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$397,593		$336,727	$352,470	$393,887	$480,992	$693,797
Average net assets (000)	$367,408		$381,784	$383,488	$351,797	$599,595	$684,731
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.26%	(e)	.25%	.26%	.26%	.24%	.34%
Expenses, excluding distribution and service (12b-1) fees	.26%	(e)	.25%	.26%	.26%	.24%	.34%
Net investment income	1.94%	(e)	1.73%	1.79%	2.48%	1.96%	1.69%
Portfolio turnover rate	1%	(f)	5%	5%	6%	4%	3%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .48% for the six months ended March 31, 2012 and .47%, .48%, .48%, .45% and 42% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended March 31, 2012 and .47%, .48%, .48%, ..45% and .42% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income ratios would have been 1.72% for the six months ended March 31, 2012 and 1.51%, 1.57%, 2.26%, 1.75% and 1.61% for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculated base on average shares outstanding during the period.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios 8 name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STOCK INDEX FUND

SHARE CLASS	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F207	74441F306	74441F405	74441F504

MF174E2    0224669-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2012